Investments - Narrative (Details) $ in Millions		12 Months Ended
	May 06, 2022 USD ($)	Dec. 31, 2025 MW
Skookumchuck
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%
Capacity of facility (in megawatts) | MW		136.8
PPA, period		20 years
EMG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		30.00%
Energy Impact Partners
Disclosure of subsidiaries [line items]
Committed investment | $	$ 25
Committed investment, period	4 years